COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Payments for legal settlements	$ 1,700,000
Payments for legal settlements not yet received	$ 950,000
Accrued expenses and other current liabilities		$ 950,000	$ 950,000
Other receivables		950,000	950,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Other receivables		$ 950,000	$ 950,000